Financial Assets And Financial Liabilities - Summary Of Loans And Borrowings (Parenthetical) (Detail) - EUR (€)			12 Months Ended
	Apr. 08, 2025	Nov. 11, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets And Liabilities [Line Items]
Line of credit maximum borrowing capacity			€ 125,619,000	€ 130,670,000
Line of credit cumulative amount drawn			88,614,000	94,442,000
Interest expenses on bank borrowings			19,957,000	13,791,000
Grace period on debt repayments		18 months
Property plant and equipment pledged as security			24,789,000	0
Nominal value of property plant and equipment pledged			35,000,000
Borrowings classified as current liabilities			9,400,000
Interest payable on bank borrowing current			564,000	204,000
Debt from breach of financial covenants			15,000,000
Inventories pledged as security for liabilities			15,000,000	0
Renegotiated loan amount			15,000,000
Non recourse factoring amount disposed			561,000	1,630
Non recourse factoring limit amount			12,000,000	12,000,000
Loan from government entity			€ 3,997,000	€ 2,656,000
Framework agreement [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Agreement minimum cash requirement	€ 35,000,000